Investment In Affiliate (Tables)	6 Months Ended
Jun. 30, 2013
Investment in Affiliate [Abstract]
Investment In Affiliate
Balance, December 31, 2012	$19,987,743
Equity in net income of affiliate	978,702
Equity in other comprehensive income of affiliate	106,709
Dividends received	(1,168,750)
Loss on investment in affiliate	(390,821)
Balance, June 30, 2013	$19,513,583